Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2024
Licensed Copyrights [Abstract]
Licensed Copyrights, Net
6.	LICENSED COPYRIGHTS, NET

	As of December 31, 2023
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Licensed copyrights
—Broadcasting rights	44,838	(37,060)	(229)	7,549
—Sublicensing rights	7,668	(7,668)	—	—

	52,506	(44,728)	(229)	7,549

Less: current portion:
—Broadcasting rights	7,774	(7,178)	(14)	582
—Sublicensing rights	7,668	(7,668)	—	—

	15,442	(14,846)	(14)	582

Licensed copyrights—non-current
—Broadcasting rights	37,064	(29,882)	(215)	6,967
—Sublicensing rights	—	—	—	—

	37,064	(29,882)	(215)	6,967

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Licensed copyrights
—Broadcasting rights	46,579	(39,059)	(201)	7,319	1,002
—Sublicensing rights	8,338	(8,338)	—	—	—

	54,917	(47,397)	(201)	7,319	1,002

Less: current portion:
—Broadcasting rights	7,601	(7,203)	(9)	389	53
—Sublicensing rights	8,338	(8,338)	—	—	—

	15,939	(15,541)	(9)	389	53

Licensed copyrights—non-current
—Broadcasting rights	38,978	(31,856)	(192)	6,930	949
—Sublicensing rights	—	—	—	—	—

	38,978	(31,856)	(192)	6,930	949

Amortization expense of RMB7.8 billion, RMB7.1 billion and RMB7.5 billion (US$1.0 billion) was recognized as cost of revenues for the years ended December 31, 2022, 2023 and 2024, respectively.

Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follow:

	RMB	US$

	(In millions)
Within 1 year	2,883	395
Between 1 and 2 years	1,595	219
Between 2 and 3 years	1,033	141